Warrants (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Class of Warrant or Right [Line Items]
Schedule of Outstanding Warrants

Outstanding warrants consist of the following:

	September 30,
	2025	2024
Public Warrants	6,000,000	6,000,000
Private Warrants	3,000,000	3,000,000
PIPE Warrants	250,000	1,750,000
PIPE Common Warrants (July 2024 Private Placement)	2,785,491	5,755,396
Common Warrants (April 2025 Offering)	2,360,298	—
Inducement Warrants	8,229,701	—
Other warrants	2,460,242	2,170,403
Total	25,085,732	18,675,799

Class A Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of Outstanding Warrants

Outstanding warrants for the Company’s Class A Common Stock consist of the following:

Range of Exercise Prices Per Share:	June 30, 2026	September 30, 2025
Public Warrants and Private Warrants - $57.90	900,000	900,000
Other Warrants:
$0.00 Extension Shares	294,117	—
$0.10	38,000	38,000
$8.20 to $9.60	632,857	632,857
$10.80 to $11.80	1,002,075	902,075
$17.38 to $20.00	20,142	35,636
Total	2,887,191	2,508,568

Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of Outstanding Warrants

Outstanding warrants for the Company’s Series A 10% Convertible Preferred Stock consist of the following:

Range of Exercise Prices Per Share:	June 30, 2026	September 30, 2025
Preferred Warrant - $1,000.00	6,000	—
Total	6,000	—